UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna—

1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

NFJ Dividend Value Portfolio

Schedule of Investments

September 30, 2012 (unaudited)

	Shares	Value*

COMMON STOCK—94.2%

Aerospace & Defense—3.9%
Lockheed Martin Corp.	17,800	$1,662,164
Northrop Grumman Corp.	24,500	1,627,535

		3,289,699

Beverages—1.9%
Molson Coors Brewing Co., Class B	18,100	815,405
PepsiCo, Inc.	11,300	799,701

		1,615,106

Capital Markets—1.9%
Ameriprise Financial, Inc.	28,900	1,638,341

Chemicals—1.9%
E.I. du Pont de Nemours & Co.	32,400	1,628,748

Commercial Banks—4.9%
Fifth Third Bancorp.	57,500	891,825
PNC Financial Services Group, Inc.	25,500	1,609,050
Wells Fargo & Co.	47,700	1,647,081

		4,147,956

Communications Equipment—4.0%
Cisco Systems, Inc.	85,500	1,632,195
Harris Corp.	34,300	1,756,846

		3,389,041

Diversified Financial Services—4.0%
JPMorgan Chase & Co.	84,200	3,408,416

	Shares	Value*

Diversified Telecommunications Services—2.0%
AT&T, Inc.	46,200	$1,741,740

Electric Utilities—1.9%
American Electric Power Co., Inc.	37,900	1,665,326

Energy Equipment & Services—1.8%
Ensco PLC, Class A.	28,400	1,549,504

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	22,900	1,690,020

Healthcare Equipment & Supplies—2.0%
Medtronic, Inc.	39,400	1,698,928

Household Durables—2.0%
Whirlpool Corp.	20,700	1,716,237

Household Products—2.0%
Kimberly-Clark Corp.	20,300	1,741,334

Industrial Conglomerates—2.0%
General Electric Co.	76,900	1,746,399

Insurance—5.8%
Allstate Corp.	43,100	1,707,191
MetLife, Inc.	46,400	1,598,944
Travelers Co., Inc.	24,700	1,686,022

		4,992,157

Leisure Equipment & Products—1.9%
Mattel, Inc.	46,400	1,646,272

NFJ Dividend Value Portfolio

Schedule of Investment

September 30, 2012 (unaudited) (continued)

	Shares	Value*

COMMON STOCK (continued)

Media—2.0%
Time Warner, Inc.	38,100	$1,727,073

Metals & Mining—4.0%
Barrick Gold Corp.	41,200	1,720,512
Freeport-McMoRan Copper & Gold, Inc.	42,000	1,662,360

		3,382,872

Office Electronics—1.9%
Xerox Corp.	218,000	1,600,120

Oil, Gas & Consumable Fuels—15.3%
Chevron Corp.	14,200	1,655,152
ConocoPhillips	57,900	3,310,722
Marathon Oil Corp.	55,900	1,652,963
Phillips 66	36,900	1,711,053
Royal Dutch Shell PLC ADR	22,800	1,582,548
Total SA ADR	63,400	3,176,340

		13,088,778

Paper & Forest Products—4.0%
International Paper Co.	93,800	3,406,816

Pharmaceuticals—9.2%
AstraZeneca PLC ADR	56,800	2,718,448
Johnson & Johnson	24,100	1,660,731
Merck & Co., Inc.	39,200	1,767,920
Pfizer, Inc.	68,700	1,707,195

		7,854,294

Real Estate Investment Trust—1.9%
Annaly Capital Management, Inc.	94,000	1,582,960

	Shares	Value*

Semiconductors & Semiconductor Equipment—3.7%
Intel Corp.	138,400	$3,138,912

Software—2.5%
CA, Inc.	61,800	1,592,277
Microsoft Corp.	19,700	586,666

		2,178,943

Specialty Retail—1.9%
Staples, Inc.	138,700	1,597,824

Tobacco—1.9%
Reynolds American, Inc.	37,300	1,616,582

Total Common Stock (cost—$79,912,587)		80,480,398

	Principal Amount (000s)

Repurchase Agreements—5.8%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $5,000,004; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $5,117,239 including accrued interest (cost—$5,000,000)	$5,000	5,000,000

Total Investments (cost—$84,912,587) (a)—100.0%		85,480,398

Liabilities in excess of other assets—(0.0)%		(7,747)

Net Assets—100.0%		$85,472,651

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and NFJ Investment Group LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Portfolio’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Portfolio’s net asset value is normally determined as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	At September 30, 2012, the cost basis of portfolio securities of $84,912,587 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $1,336,853; gross unrealized depreciation was $769,042; and net unrealized appreciation was $567,811.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single source broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2 to the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Portfolio to measure fair value during the period ended September 30, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at September 30, 2012 in valuing Portfolio’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
Investments in Securities—Assets
Common Stock	$80,480,398	—	—	$80,480,398
Repurchase Agreements	—	$5,000,000	—	5,000,000

Total Investments	$80,480,398	$5,000,000	—	$85,480,398

At September 30, 2012, there were no transfers between Levels 1 and 2.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By	/s/ Brian S. Shlissel
President

Date: November 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President

Date: November 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2012